Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 28	¥ 47
Trading account assets	13,752	12,124
Available-for-sale securities	15,939	17,912
Loans	8,860	9,107
Other assets	900	1,009
Total	¥ 39,479	¥ 40,199